Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accrued Expenses and Other Payables [Abstract]
Payable for projects	$ 2,075,267	$ 2,098,650
Audit fees	300,000	300,000
Accrued salaries	533,788	502,452
Others	128,037	218,460
Total	$ 3,037,092	$ 3,119,562